Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Cryptocurrency mining		$ 179,318	$ 179,318
Expenses
Cryptocurrency mining costs		93,244	93,244
Depreciation and amortization		132,851	132,851
General and administrative expenses	32,723	2,857,471	2,921,863
Impairment of mined cryptocurrency		16,794,688	16,794,688
Total Expenses	32,723	19,878,254	19,942,646
Loss from operations	(32,723)	(19,698,936)	(19,763,328)
Other income (expense):
Interest income		43,037	43,037
Interest expense		(43,719)	(43,719)
Loss on adjustment to fair value - AR Debentures		(741,000)	(741,000)
Loss on adjustment to fair value - Obligation Shares		(706,185)	(706,185)
Total other income (expense)		(1,447,867)	(1,447,867)
Loss from operations before provision for income taxes	(32,723)	(21,146,803)	(21,211,195)
Discontinued operations:
Provision for income taxes
Net Loss	$ (32,723)	$ (21,146,803)	$ (21,211,195)
Loss per common share:
Earnings (loss) per share, basic		$ (0.19)	$ (0.38)
Earnings (loss) per share, diluted		$ (0.19)	$ (0.38)
Weighted average common shares outstanding:
Weighted average common shares outstanding, basic		112,151,412	56,385,516
Weighted average common shares outstanding, diluted		112,151,412	56,385,516
Creek Road Miners Inc [Member]
Revenue:
Revenues					$ 517,602	$ 369,804
Expenses
Cryptocurrency mining costs					1,071,458	281,790
Depreciation and amortization					658,080	112,512
Stock based compensation					2,681,201	12,338,424
General and administrative expenses					3,606,522	5,787,790
Impairment of mined cryptocurrency					107,174	59,752
Total Expenses					8,124,435	18,580,268
Loss from operations					(7,606,833)	(18,210,464)
Other income (expense):
Realized loss on sale of cryptocurrency					(127,222)
Impairment of fixed assets					(5,231,752)
Loss on sale of investment					(19,104)
PPP loan forgiveness					197,662	183,567
Interest expense					(613,827)	(1,175,217)
Total other income (expense)					(5,794,243)	(991,650)
Loss from operations before provision for income taxes					(13,401,076)	(19,202,114)
Discontinued operations:
Income (loss) from discontinued operations					(17,738)	78,242
Gain on sale of discontinued operations						1,853,169
Net income from discontinued operations					(17,738)	1,931,411
Provision for income taxes
Loss from continuing operations					(13,401,076)	(19,202,114)
Net Loss					(13,418,814)	(17,270,703)
Dividends on preferred stock					(364,384)	(372,325)
Earnings attributable to common stockholders					$ (13,783,198)	$ (17,643,028)
Earnings (loss) per common share:
Earnings (loss) per share from continuing operations, basic					$ (1.18)	$ (4.12)
Earnings per share from discontinued operations, basic						0.41
Loss per common share:
Earnings (loss) per share, basic					(1.18)	(3.71)
Earnings (loss) per share, diluted					$ (1.18)	$ (3.71)
Weighted average common shares outstanding:
Weighted average common shares outstanding, basic					11,648,878	4,755,244
Weighted average common shares outstanding, diluted					11,648,878	4,755,244
Earnings (loss) per share from continuing operations, diluted					$ (1.18)	$ (4.12)
Earnings per share from discontinued operations, diluted						$ 0.41
Prairie Operating Co LLC [Member]
Revenue:
Revenues
Expenses
Operating expenses
General and administrative expenses				461,520
Total Expenses				461,520
Discontinued operations:
Net Loss				$ (461,520)